Estimated Projected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
2014	$ 255
2015	246
2016	240
2017	236
2018	231
2019-2023	936
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2014	1,138
2015	1,400
2016	1,225
2017	1,736
2018	1,275
2019-2023	$ 7,062